Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Deferred tax asset
	December 31,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$932,050	$675,610

Net deferred tax assets before valuation allowance	$932,050	$675,610
Less: Valuation allowance	(932,050)	(675,610)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax
	December 31,	December 31,
	2015	2014

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)